Derivatives (Derivatives associated with legacy Mortgage Servicing Activities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Total MSR recognized by FHN	$ 72,793,000	$ 2,517,000	$ 114,311,000
Fair value of retained interests	801,718,000	$ 1,194,391,000
Forwards And Futures [Member] | Retained Interest [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	0
Assets	0
Liabilities	0
Gains/(Losses)	(3,047,000)
Interest Rate Swaps And Swaptions [Member] | Retained Interest [Member] | Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional	0
Assets	0
Liabilities	0
Gains/(Losses)	(4,275,000)
Mortgage Servicing Rights [Member] | Retained Interest [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total MSR recognized by FHN	70,492,000
Gains/(Losses)	21,591,000
Other Retained Interests [Member] | Retained Interest [Member] | Hedged Items [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of retained interests	7,195,000
Gains/(Losses)	$ 3,813,000